Offerings - Offering: 1	Mar. 13, 2026 USD ($)
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 8,434,767,033.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,164,841.33
Offering Note	(a) Title of each class of securities to which transaction applies: Silicon Laboratories Inc. common stock, par value $0.0001 per share ("Common Stock"). (b) Aggregate number of securities to which transaction applies: As of the close of business on March 10, 2026, the maximum number of shares of Common Stock to which this transaction applies is estimated to be 36,514,143 shares of Common Stock, which consists of (i) 32,968,416 shares of Common Stock entitled to receive the per share merger consideration of $231.00 per share cash payment (the "Merger Consideration"); (ii) 1,213,767 shares of Common Stock, an estimate of the maximum number of shares of Common Stock issuable pursuant to the settlement of outstanding restricted stock units; (iii) 621,476 shares of Common Stock, an estimate of the maximum number of shares of Common Stock issuable pursuant to the settlement of outstanding performance stock units (assuming all applicable performance conditions with respect to such performance stock units are satisfied at maximum levels); (iv) 1,052,945 shares of Common Stock reserved for future grant of equity awards under the Silicon Laboratories 2009 Stock Incentive Plan, as amended (the "Stock Plan") (excluding shares reserved for issuance upon settlement of the outstanding restricted stock units); and (v) 657,539 shares of Common Stock reserved for issuance pursuant to the Silicon Laboratories Inc. 2009 Employee Stock Purchase Plan, as amended (the "ESPP")). (c) Per unit price or other underlying value of transaction computed pursuant to Exchange Act Rule 0-11: Solely for the purpose of calculating the filing fee, the underlying value of the transaction was calculated by multiplying 36,514,143 shares of Common Stock (including restricted stock units, performance stock units and shares of Common Stock reserved for issuance under the Stock Plan and the ESPP) that are exchangeable for cash in the merger by the Merger Consideration to be paid with respect to each share of Common Stock outstanding immediately prior to the merger. (d) In accordance with Section 14(g) of the Securities Exchange Act of 1934, as amended, and Exchange Act Rule 0-11, the filing fee was determined by multiplying the sum calculated in note (c) above by 0.00013810.